Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 38,452	$ 39,756	$ 44,126	$ 46,750
Exercise of options and employee transactions, equity impact		(1)		(35)
Shares delivered to divested business employees, equity impact Sandoz		2		12
Taxes on treasury share transactions	(2)	(12)	(33)	8
Dividends			(7,818)	(7,624)
Net income	4,024	3,246	7,633	5,934
Other comprehensive income	1,988	205	3,029	(1,058)
Changes in non-controlling interests	2		2
Equity at end of period	42,054	41,902	42,054	41,902
Net dividend paid			5,300	5,200
Withholding tax on the gross dividend			$ 2,500	$ 2,400
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period			1,975.1	2,044.0
Equity at beginning of period	38,369	39,675	$ 44,046	$ 46,667
Shares acquired to be cancelled			(48.8)	(26.7)
Shares acquired for cancellation, equity impact			$ (5,350)	$ (2,698)
Other share purchases			(1.6)	(1.1)
Other share purchases, equity impact			$ (159)	$ (115)
Exercise of options and employee transactions, equity impact		(1)		$ (35)
Equity-based compensation plans and employee transactions, shares			11.1	8.3
Equity-based compensation plans and employee transactions, equity impact			$ 557	$ 517
Shares delivered to divested business employees, equity impact Sandoz		2		12
Taxes on treasury share transactions	(2)	(12)	(33)	8
Dividends			(7,818)	(7,624)
Net income	4,041	3,246	7,647	5,934
Other comprehensive income	$ 1,987	$ 207	3,027	(1,054)
Changes in non-controlling interests			1	(28)
Other movements			$ 67	$ 126
Increase decrease through transfers and other movements equity, shares			0.1	0.1
Number of shares outstanding at end of period	1,935.9	2,024.6	1,935.9	2,024.6
Equity at end of period	$ 41,985	$ 41,733	$ 41,985	$ 41,733
Share capital
Disclosure of classes of share capital [line items]
Equity at beginning of period	766	793	793	825
Equity at end of period	766	793	766	793
Treasury shares
Disclosure of classes of share capital [line items]
Equity at beginning of period	(19)	(17)	(53)	(41)
Equity at end of period	(33)	(25)	(33)	(25)
Retained earnings
Disclosure of classes of share capital [line items]
Equity at beginning of period	39,839	43,834	46,561	49,649
Exercise of options and employee transactions, equity impact		(1)		(35)
Shares delivered to divested business employees, equity impact Sandoz		2		12
Taxes on treasury share transactions	(2)	(12)	(33)	8
Dividends			(7,818)	(7,624)
Net income	4,041	3,246	7,647	5,934
Changes in non-controlling interests			1
Equity at end of period	41,527	45,836	41,527	45,836
Total value adjustments
Disclosure of classes of share capital [line items]
Equity at beginning of period	(2,217)	(4,935)	(3,255)	(3,766)
Other comprehensive income	1,987	207	3,027	(1,054)
Equity at end of period	$ (275)	$ (4,871)	$ (275)	$ (4,871)